UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 4 Cork Street, 1st Floor

         London, United Kingdom  W1S 3LG

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     August 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $361,698 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    29457   573086 SH       SOLE                   465136    33500    74450
AUTODESK INC                   COM              052769106    23967   509063 SH       SOLE                   412743    29700    66620
BECTON DICKINSON & CO          COM              075887109    23620   317051 SH       SOLE                   257508    18300    41243
BLACKBAUD INC                  COM              09227Q100    15640   708327 SH       SOLE                   573848    41100    93379
DONALDSON INC                  COM              257651109     7917   222700 SH       SOLE                   180861    13004    28835
GENERAL ELECTRIC CO            COM              369604103    32150   839856 SH       SOLE                   680781    48700   110375
GREENHILL & CO INC             COM              395259104    17901   260523 SH       SOLE                   211625    15170    33728
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     4769    56600 SH       SOLE                    46000     3300     7300
JOHNSON CTLS INC               COM              478366107    40075   346159 SH       SOLE                   280939    20000    45220
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    16967   216800 SH       SOLE                   175600    12600    28600
METABOLIX INC                  COM              591018809     6883   275000 SH       SOLE                   275000        0        0
NORTHERN TR CORP               COM              665859104    24604   383007 SH       SOLE                   310397    22300    50310
NUVEEN INVTS INC               CL A             67090F106    25376   408300 SH       SOLE                   328449    23600    56251
NYSE EURONEXT                  COM              629491101     6327    85333 SH       SOLE                    69125     4910    11298
SPDR TR                        UNIT SER 1       78462F103     1128     7500 SH       SOLE                        0     7500        0
STAPLES INC                    COM              855030102    17060   718910 SH       SOLE                   582510    41900    94500
TECHNE CORP                    COM              878377100    23609   412667 SH       SOLE                   338530    20800    53337
UBS AG                         SHS NEW          H89231338    12336   205416 SH       SOLE                   166836    12000    26580
VARIAN MED SYS INC             COM              92220P105     8442   198600 SH       SOLE                   160900    11600    26100
WATERS CORP                    COM              941848103    12703   214000 SH       SOLE                   173900    12400    27700
WHOLE FOODS MKT INC            COM              966837106    10767   281122 SH       SOLE                   227842    16400    36880